EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

16. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

In January 2024, the Company issued a total of 19,333 ordinary shares to an investor at $36.3 and $31.8 per share, respectively, which generated net proceeds of $656,800 for the Company.

In February 2024, the Company issued a total of 10,333 ordinary shares to an investor at $32.7 and $32.4 per share, respectively, which generated net proceeds of $336,300 for the Company.

In March 2024, the Company issued a total of 19,667 ordinary shares to an investor at $31.8, $29.7, and $28.35 per share, respectively, which generated net proceeds of $584,050 for the Company.

In March 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $50,000 of partial principal and accrued interest with a conversion price at $26.37 per share into 1,896 ordinary shares of the Company.

In April 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $25.737 per share into 2,914 ordinary shares of the Company.

In May 2024, the Company issued a total of 46,000 ordinary shares to an investor at $23.1, $19.89, and $19.5 per share, respectively, which generated net proceeds of $951,240 for the Company.

In May 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $100,000 of partial principal and accrued interest with a conversion price at $20.01 per share into 4,998 ordinary shares of the Company.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

In June 2024, the Company issued 19,334 ordinary shares to an investor at $18.6 per share, which generated net proceeds of $359,600 for the Company.

In July 2024, the Company issued 20,000 ordinary shares to an investor at $18.0 per share, which generated net proceeds of $360,000 for the Company.

In August 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $100,000 of partial principal and accrued interest with a conversion price at $14.328 per share into 6,979 ordinary shares of the Company.

In September 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $9.822 per share into 7,636 ordinary shares of the Company.

In October 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $13.398 per share into 5,598 ordinary shares of the Company.

In November 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted partial principal and accrued interest in an amount of $75,000 and the remaining principal and accrued interest in an amount of $102,507 into 7,650 and 10,738 ordinary shares of the Company, with a conversion price at $9.804 and $9.546 per share, respectively.

In November 2024, the Company issued a total of 40,000 ordinary shares to an investor at $11.46 and $9.0 per share, respectively, which generated a total of net proceeds of $417,400 for the Company.

In December 2024, the Company issued a total of 60,000 ordinary shares to an investor at $8.7 and $8.16 per share, respectively, which generated net proceeds of $504,000 for the Company.

In December 2024, the Company issued 66,667 ordinary shares with fair value of approximately $820,400 to certain directors, executive officers, and employees as compensations for their services.

In January 2025, the Company issued 40,000 ordinary shares to an investor at $7.947 per share, which generated a total of net proceeds of $317,880 for the Company.

In January 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $50,000, $100,000, and $125,000 of partial principal, into a total of 39,741 ordinary shares of the Company, with a conversion price at $7.398, $7.299, and $6.483 per share, respectively.

In February 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $125,000 of partial principal with a conversion price at $6.249 per share into 20,003 ordinary shares of the Company.

In February 2025, the Company issued 16,667 ordinary shares to an investor at $8.16 per share, which generated a total of net proceeds of $136,000 for the Company.

In March 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $6.258 per share into 15,980 ordinary shares of the Company.

In April 2025, the Company issued a total of 266,667 ordinary shares to certain individual investors at $6.0 per share, which generated $1,600,000 net proceeds for the Company.

In April 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $100,000 of partial principal with a conversion price at $4.596 per share into 21,758 ordinary shares of the Company.

In May 2025, the holder of the Company’s convertible promissory note issued in January 2025 converted an amount of $108,500 of partial principal with a conversion price at $4.818 per share into 22,520 ordinary shares of the Company.

In June 2025, the Company issued 86,000 ordinary shares to an investor at $3.38 per share, which generated net proceeds of $290,680 for the Company.

(b) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2025 and 2024:

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Employees and directors share-based payments	$-	$-
Shares issued for services	-	136,000
	$-	$136,000

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to 16,667 ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

There were no stock options granted to employees during the six months ended June 30, 2025 and 2024. There was no option exercised during the six months ended June 30, 2025 and 2024. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the six months ended June 30, 2025 and 2024.

As of June 30, 2025 and December 31, 2024, there was no outstanding stock options and there was no unrecognized compensation expense related to non-vested share options is expected to be recognized.

*	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

(d) Stock options and warrants to non-employees

Pursuant to the 2016 Plan and its amendment, for the six months ended June 30, 2025 and 2024, the Company issued nil and nil warrants to consultants, respectively. The Company expensed to administrative expense approximately $ nil and $ nil for the six months ended June 30, 2025 and 2024, respectively. During the six months ended June 30, 2025, no options or warrants were exercised.

As of June 30, 2025 and December 31, 2024, there was no stock options and warrants outstanding and exercisable.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS